UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     May 15, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     1107620

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Alliancebernstein Holding LP   UNIT LTD PARTN   01818G106     6075    68620 SH        SOLE                   68620
Altria Group Inc               COM              02209S103    21935   249789 SH        SOLE                  249789
Ambac Finl Group Inc	       COM              023139108     9270   107304 SH        SOLE                  107304
America Movil SA DE CV         SPON ADR L SHS   02364W105   101100  2115490 SH        SOLE                 2115490
American Express Co.           COM              025816109     1545    27375 SH        SOLE                   27375
American Intl Group Inc.       COM              026874107    48725   724839 SH        SOLE                  724839
Bank of America Corp	       COM              060505104    10530   206383 SH	      SOLE	            206383
Banco Bradesco SA              SP ADR PFD NEW   059460303    13560   336250 SH        SOLE                  336250
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201    49265  1414835 SH        SOLE                 1414835
Banco Santander Chile New      SP ADR REP COM   05965X109    12460   249900 SH        SOLE                  249900
Bed Bath & Beyond Inc.	       COM              075896100     9595   238835 SH        SOLE                  238835
Berkshire Hathaway Inc. Del    CL A             084670108    42290      388 SH        SOLE                     388
Berkshire Hathaway Inc. Del    CL B             084670207    16790     4613 SH        SOLE                    4613
Block H&R Inc		       COM		093671105    10045   477375 SH        SOLE		    477375
British American Tobacco PLC   SPONSORED ADR    110448107    20730   328845 SH        SOLE                  328845
Cadbury Schweppes PLC          SPON ADR         127209302     9540   185721 SH        SOLE                  185721
Cincinnati Finl Corp.          COM              172062101     6410   151220 SH        SOLE                  151220
Coca Cola Co.                  COM              191216100    15020   312907 SH        SOLE                  312907
Coca Cola Femsa SA DE CV       SPON ADR REP L   191241108    26080   722050 SH        SOLE                  722050
Costco Whsl Corp New	       COM		22160K105     1625    30175 SH        SOLE                   30175
Companhia De Bebidas Das Ame   SPON ADR PFD     20441W203     1595    29000 SH        SOLE                   29000
Companhia Vale Do Rio Doce     SPONSORED ADR    204412209    28740   777000 SH        SOLE                  777000
Countrywide Financial Corp.    COM              222372104     8745   206244 SH        SOLE                  206244
Diageo PLC                     Spon ADR New     25243Q205    17120   211453 SH        SOLE                  211453
Entercom Communications        CL. A            293639100     8295   294327 SH        SOLE                  294327
Federal Home Loan Mortgage     COM              313400301    43670   734109 SH        SOLE                  734109
Federal National Mortgage Ass. COM              313586109    18360   336399 SH        SOLE                  336399
Fifth Third Bancorp            COM              316773100    19060   397791 SH        SOLE                  397791
Fomento Economico Mexicano S   SPON ADR UNITS   344419106    19190   173825 SH        SOLE                  173825
Gannett Inc                    COM              364730101    11345   201550 SH        SOLE                  201550
General Electric Co	       COM		369604103     2840    80330 SH        SOLE                   80330
General Mills Inc.             COM              370334104    15260   262143 SH        SOLE                  262143
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    79170  1228415 SH        SOLE                 1228415
ICICI Bank Ltd                 ADR              45104G104    50960  1386725 SH        SOLE                 1386725
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      230     2560 SH        SOLE                    2560
Johnson & Johnson              COM              478160104    23690   393125 SH        SOLE                  393125
Kellogg Co.                    COM              487836108    12875   250292 SH        SOLE                  250292
Kookmin Bank New               SPONSORED ADR    50049M109     4760    52800 SH        SOLE                   52800
Legg Mason Inc		       COM		524901105     2340    24855 SH        SOLE                   24855
Liz Claiborne Inc              COM              539320101    10470   244397 SH        SOLE                  244397
Leucadia National Corp         COM              527288104     1855    63100 SH        SOLE                   63100
Markel Corp                    COM              570535104     1260     2593 SH        SOLE                    2593
Millea Holdings Inc            ADR              60032R106     1990    53800 SH        SOLE                   53800
Mobile Telesytems OJSC         SPONSORED ADR    607409109     1400    25000 SH        SOLE                   25000
Mohawk Industries Inc.         COM              608190104     3080    37554 SH        SOLE                   37554
Netease Com Inc                SPONSORED ADR    64110W102    18250  1028884 SH        SOLE                 1028884
Novartis AG                    SPONSORED ADR    66987V109    81730  1496046 SH        SOLE                 1496046
Pepsico Inc.                   COM              713448108    17345   272875 SH        SOLE                  272875
Procter & Gamble Co            COM              742718109    23855   377678 SH        SOLE                  377678
Progressive Corp Ohio	       COM		743315103     1595    73035 SH        SOLE                   73035
Reynolds American Inc          COM              761713106     3315    53090 SH        SOLE                   53090
Saga Communications            CL. A            786598102     8700   894263 SH        SOLE                  894263
Signet Group PLC               SP ADR REP 30S   82668L872    10420   416057 SH        SOLE                  416057
SPDR TR                        UNIT SER 1       78462F103      355     2505 SH        SOLE                    2505
Taiwan Semiconductor MFG LTD   SPONSORED ADR    874039100    25770  2397186 SH        SOLE                 2397186
Tesco Corp                     COM              88157K101      930    35534 SH        SOLE                   35534
TJX Companies Inc.             COM              872539101    19540   724662 SH        SOLE                  724662
Total SA		       SPONSORED ADR    89151E109      985    14114 SH        SOLE                   14114
Toyota Motor Corp              SP ADR REP 2 COM 891331307     2520    19948 SH        SOLE                   19948
United Parcel Service Inc.     CL. B            911312106     9475   135180 SH        SOLE                  135180
Wachovia Corp 2nd New          COM              929903102    15415   280028 SH        SOLE                  280028
Wal Mart Stores Inc            COM              931142103    24390   519512 SH        SOLE                  519512
Walgreen Co                    COM              931422109     2275    49560 SH        SOLE                   49560
Wells Fargo & Co. Del.         COM              949740104    19865   576900 SH        SOLE                  576900
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